Vanguard® International High Dividend Yield Index Fund
Schedule of Investments (unaudited)
As of January 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Australia (8.7%)
	BHP Group Ltd.	2,695,926	94,417
	Commonwealth Bank of Australia	914,884	71,418
	National Australia Bank Ltd.	1,702,194	38,409
	Westpac Banking Corp.	1,867,346	31,420
	ANZ Group Holdings Ltd.	1,605,138	28,566
	Woodside Energy Group Ltd.	1,010,860	26,175
	Macquarie Group Ltd.	186,269	24,850
	Wesfarmers Ltd.	605,939	21,363
	Rio Tinto Ltd.	198,978	17,856
	Transurban Group (XASX)	1,642,533	16,104
	Fortescue Metals Group Ltd.	852,659	13,468
	Amcor plc GDR	804,944	9,615
	Coles Group Ltd.	681,765	8,575
	South32 Ltd.	2,460,587	7,896
	QBE Insurance Group Ltd.	785,648	7,665
	Brambles Ltd.	745,376	6,338
	Telstra Group Ltd.	2,160,933	6,245
	Suncorp Group Ltd.	679,593	6,041
	Sonic Healthcare Ltd.	259,219	5,806
	ASX Ltd.	103,332	5,057
	Origin Energy Ltd.	922,912	4,900
	Computershare Ltd. (XASX)	288,205	4,854
	APA Group	634,629	4,749
	Insurance Australia Group Ltd.	1,321,094	4,588
*	Lottery Corp. Ltd.	1,192,276	3,976
	Atlas Arteria Ltd.	766,992	3,730
	Endeavour Group Ltd.	722,701	3,393
	Medibank Pvt Ltd.	1,455,533	3,032
	carsales.com Ltd.	182,874	2,961
	Ampol Ltd.	124,830	2,707
	Whitehaven Coal Ltd.	422,301	2,511
	Incitec Pivot Ltd.	1,026,639	2,510
	Orica Ltd.	235,644	2,473
	Aurizon Holdings Ltd.	930,182	2,431
	Lendlease Corp. Ltd.	364,571	2,226
	Bendigo & Adelaide Bank Ltd.	306,795	2,187
	Worley Ltd.	196,674	2,159
	JB Hi-Fi Ltd.	57,327	1,971
	AGL Energy Ltd.	352,383	1,911
	Challenger Ltd.	365,520	1,874
	Bank of Queensland Ltd.	344,756	1,705
	Iluka Resources Ltd.	219,442	1,689

		Shares	Market Value ($000)
	Metcash Ltd.	530,979	1,574
	Alumina Ltd.	1,314,271	1,462
	Ansell Ltd.	68,660	1,372
	Perpetual Ltd.	59,275	1,074
	CSR Ltd.	265,832	995
	Harvey Norman Holdings Ltd.	309,880	984
	Downer EDI Ltd.	360,227	964
	Orora Ltd.	440,790	933
	Tabcorp Holdings Ltd.	1,232,103	916
	Insignia Financial Ltd.	358,313	890
	Deterra Royalties Ltd.	246,895	857
	Magellan Financial Group Ltd.	79,559	506
	Platinum Asset Management Ltd.	295,420	451
	Adbri Ltd.	217,387	286
			525,085
Austria (0.3%)
	Erste Group Bank AG	174,609	6,625
	OMV AG	75,352	3,775
	ANDRITZ AG	37,263	2,228
	voestalpine AG	63,808	2,120
*	Raiffeisen Bank International AG	72,288	1,301
	Telekom Austria AG Class A	74,429	500
			16,549
Belgium (0.4%)
	KBC Group NV	148,068	10,967
	Ageas SA	97,862	4,778
	Groupe Bruxelles Lambert SA	55,060	4,710
	Solvay SA	37,717	4,395
	Proximus SADP	73,127	749
	Etablissements Franz Colruyt NV	25,918	686
			26,285
Brazil (2.7%)
	Vale SA	2,086,988	38,855
	Petroleo Brasileiro SA Preference Shares	3,005,983	15,438
	Petroleo Brasileiro SA	1,995,500	11,581
	Itau Unibanco Holding SA Preference Shares	1,798,407	8,974
	B3 SA - Brasil Bolsa Balcao	3,249,014	8,295
	Banco Bradesco SA Preference Shares	2,563,317	7,079
	Ambev SA	2,353,750	6,334
	Centrais Eletricas Brasileiras SA	653,182	5,231
	Itausa SA Preference Shares	2,799,797	4,705
	Banco Do Brasil SA	463,218	3,714
	Gerdau SA Preference Shares	556,700	3,590
	JBS SA	737,500	2,917
	Equatorial Energia SA	506,373	2,795
	BB Seguridade Participacoes SA	367,457	2,735
	Itau Unibanco Holding SA	606,200	2,573
	Itau Unibanco Holding SA ADR	486,349	2,422
	Cosan SA	651,900	2,145
	Cia de Saneamento Basico do Estado de Sao Paulo	184,700	2,025
	Vibra Energia SA	620,667	2,013
	Hypera SA	211,182	1,930
	Centrais Eletricas Brasileiras SA Preference Shares	198,600	1,662
	Klabin SA	417,600	1,591
	Banco Bradesco SA	630,746	1,568
	CCR SA	643,810	1,491
	Energisa SA	166,500	1,386

		Shares	Market Value ($000)
	Telefonica Brasil SA	161,918	1,334
	Cia Siderurgica Nacional SA	336,800	1,227
	Ultrapar Participacoes SA	472,100	1,227
	Banco Santander Brasil SA	197,302	1,125
	Cia Paranaense de Energia Preference Shares	726,100	1,111
	TIM SA	464,454	1,079
	Banco Bradesco SA ADR	379,134	1,058
	Metalurgica Gerdau SA Preference Shares	344,400	983
	Transmissora Alianca de Energia Eletrica SA	127,219	929
	Bradespar SA Preference Shares	125,807	791
	Cia Energetica de Minas Gerais Preference Shares	343,571	776
	Cia Energetica de Minas Gerais ADR	329,795	739
	Engie Brasil Energia SA	91,816	712
	Telefonica Brasil SA ADR	85,163	692
	CPFL Energia SA	103,100	676
	Auren Energia SA	184,002	559
	Cielo SA	561,600	554
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	122,508	552
	EDP - Energias do Brasil SA	137,376	551
	Braskem SA Preference Shares	112,000	515
	Usinas Siderurgicas De Minas Gerais SAUsiminas Preference Shares	285,100	479
	Porto Seguro SA	92,518	472
	Raizen SA Preference Shares	703,600	456
	Caixa Seguridade Participacoes SA	238,000	407
	Neoenergia SA	119,100	353
	Odontoprev SA	154,540	346
	CSN Mineracao SA	327,300	344
	Dexco SA	230,810	343
	Ambev SA ADR	348	1
			163,440
Canada (8.1%)
	Royal Bank of Canada	752,932	77,050
	Toronto-Dominion Bank	977,430	67,628
[1]	Enbridge Inc.	1,086,929	44,505
[1]	Bank of Montreal	369,290	37,164
	Canadian Natural Resources Ltd.	582,521	35,756
	Bank of Nova Scotia	639,714	34,631
	Suncor Energy Inc.	731,719	25,396
	TC Energy Corp.	542,986	23,396
	Canadian Imperial Bank of Commerce	474,110	21,643
	Manulife Financial Corp.	1,029,106	20,365
	Sun Life Financial Inc.	315,109	15,834
	National Bank of Canada	180,559	13,563
	Restaurant Brands International Inc. (XTSE)	162,191	10,853
	Pembina Pipeline Corp.	297,740	10,564
[1]	Fortis Inc. (XTSE)	255,851	10,512
	Power Corp. of Canada	286,476	7,770
	BCE Inc.	163,016	7,706
	Shaw Communications Inc. Class B	229,742	6,838
	TELUS Corp.	256,071	5,518
[2]	Hydro One Ltd.	167,207	4,572
	Great-West Lifeco Inc.	146,210	3,878
	Canadian Utilities Ltd. Class A	66,738	1,855
	IGM Financial Inc.	42,840	1,337
			488,334
Chile (0.2%)
	Banco De Chile	22,873,628	2,499

		Shares	Market Value ($000)
	Empresas COPEC SA	270,382	2,039
	Enel Americas SA	9,956,897	1,319
	Banco de Credito e Inversiones SA	29,893	901
	Banco Santander Chile ADR	40,730	689
	Banco Santander Chile SA	15,400,854	648
	Enel Chile SA	12,774,794	602
	Cia Cervecerias Unidas SA	72,901	561
	Embotelladora Andina SA Preference Shares	217,161	539
	Colbun SA	4,214,581	491
	CAP SA	38,959	360
	Cencosud Shopping SA	238,310	359
			11,007
China (5.7%)
	China Construction Bank Corp. Class H	48,503,000	31,396
	Ping An Insurance Group Co. of China Ltd. Class H	3,329,000	25,859
	Industrial & Commercial Bank of China Ltd. Class H	41,502,000	22,200
	Bank of China Ltd. Class H	37,821,000	14,397
	China Merchants Bank Co. Ltd. Class H	1,931,938	12,531
	China Life Insurance Co. Ltd. Class H	3,995,000	7,354
	China Resources Land Ltd.	1,495,000	7,165
	China Petroleum and Chemical Corp. (Sinopec) Class H	12,256,000	6,618
	PetroChina Co. Ltd. Class H	11,184,000	5,983
	China Shenhua Energy Co. Ltd. Class H	1,913,500	5,956
	China Overseas Land & Investment Ltd.	2,043,700	5,519
	Agricultural Bank of China Ltd. Class H	15,080,000	5,428
	China Merchants Bank Co. Ltd. Class A	866,342	5,310
	Zijin Mining Group Co. Ltd. Class H	3,156,000	5,220
	China Pacific Insurance Group Co. Ltd. Class H	1,450,000	3,987
	PICC Property & Casualty Co. Ltd. Class H	3,612,000	3,396
[2]	Postal Savings Bank of China Co. Ltd. Class H	4,961,000	3,376
[2]	Longfor Group Holdings Ltd.	1,019,120	3,367
	Citic Pacific Ltd.	2,651,000	3,102
	CITIC Securities Co. Ltd. Class H	1,352,757	3,095
	Anhui Conch Cement Co. Ltd. Class H	794,828	3,017
[2]	China Tower Corp. Ltd. Class H	24,688,000	2,805
	China Yangtze Power Co. Ltd. Class A	819,000	2,523
	China Gas Holdings Ltd.	1,583,800	2,466
	China Vanke Co. Ltd. Class H	1,206,705	2,439
	Yanzhou Coal Mining Co. Ltd. Class H	728,000	2,341
	Bank of Communications Ltd. Class H	3,784,000	2,339
	Great Wall Motor Co. Ltd. Class H	1,634,000	2,307
	China National Building Material Co. Ltd. Class H	2,462,000	2,259
	China CITIC Bank Corp. Ltd. Class H	4,631,620	2,235
	China Resources Power Holdings Co. Ltd.	1,035,000	2,156
	Industrial & Commercial Bank of China Ltd. Class A	3,318,500	2,124
[2]	China Feihe Ltd.	2,171,000	2,083
	Industrial Bank Co. Ltd. Class A	771,700	2,020
	China Resources Gas Group Ltd.	473,400	1,991
	Ping An Insurance Group Co. of China Ltd. Class A	260,600	1,976
	Agricultural Bank of China Ltd. Class A	4,545,456	1,959
	Country Garden Holdings Co. Ltd.	5,176,200	1,942
	Bank of China Ltd. Class A	4,051,400	1,932
	Hengan International Group Co. Ltd.	376,343	1,851
	Guangdong Investment Ltd.	1,626,000	1,767
	Wanhua Chemical Group Co. Ltd. Class A	118,900	1,706
	Sinopharm Group Co. Ltd. Class H	674,800	1,654
	Tingyi Cayman Islands Holding Corp.	979,000	1,629
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	328,400	1,616

		Shares	Market Value ($000)
	Kingboard Holdings Ltd.	393,500	1,607
[2]	Huatai Securities Co. Ltd. Class H	1,228,800	1,591
	China Minsheng Banking Corp. Ltd. Class H	4,213,970	1,575
	China Petroleum & Chemical Corp. Class A	2,341,600	1,570
	Weichai Power Co. Ltd. Class H	1,018,000	1,537
	Kunlun Energy Co. Ltd.	1,926,000	1,519
	People's Insurance Co. Group of China Ltd. Class H	4,406,000	1,485
	China Hongqiao Group Ltd.	1,219,000	1,418
[2]	CGN Power Co. Ltd. Class H	5,966,000	1,394
	Yangzijiang Shipbuilding Holdings Ltd.	1,395,700	1,376
	China State Construction Engineering Corp. Ltd. Class A	1,619,300	1,331
	Haitong Securities Co. Ltd. Class H	1,884,400	1,300
	Guangzhou Automobile Group Co. Ltd. Class H	1,696,000	1,220
	Yanzhou Coal Mining Co. Ltd. Class A	239,164	1,219
	China Construction Bank Corp. Class A	1,432,800	1,191
	China Medical System Holdings Ltd.	682,000	1,177
	China State Construction International Holdings Ltd.	982,000	1,176
	New China Life Insurance Co. Ltd. Class H	432,833	1,161
	China Coal Energy Co. Ltd. Class H	1,443,000	1,158
	Shanghai Pudong Development Bank Co. Ltd. Class A	1,049,800	1,147
	China Power International Development Ltd.	2,623,370	1,128
	China Merchants Port Holdings Co. Ltd.	804,000	1,127
	Bank of Communications Co. Ltd. Class A	1,540,600	1,107
	China Railway Group Ltd. Class H	2,002,000	1,092
	China Insurance International Holdings Co. Ltd.	781,000	1,082
	CRRC Corp. Ltd. Class H	2,386,000	1,081
	Fosun International Ltd.	1,161,500	1,078
	Bosideng International Holdings Ltd.	1,920,000	1,070
	Minth Group Ltd.	364,000	1,068
*	Huaneng Power International Inc. Class H	2,156,000	1,053
	China Galaxy Securities Co. Ltd. Class H	1,940,000	1,046
	Poly Developments and Holdings Group Co. Ltd. Class A	446,500	1,040
	Yuexiu Property Co. Ltd.	687,600	1,000
	GF Securities Co. Ltd. Class H	609,800	999
	Shaanxi Coal Industry Co. Ltd. Class A	340,900	989
	Beijing Enterprises Holdings Ltd.	288,000	978
[2]	Topsports International Holdings Ltd.	985,000	928
	JOYY Inc. ADR	25,347	904
	China Pacific Insurance Group Co. Ltd. Class A	234,950	901
	Cosco Shipping Ports Ltd.	1,166,000	882
	China Everbright Bank Co. Ltd. Class H	2,737,000	874
	China Everbright International Ltd.	1,911,000	850
	Sany Heavy Industry Co. Ltd. Class A	326,300	849
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	472,800	834
	China United Network Communications Ltd. Class A	1,066,700	827
	Inner Mongolia Yitai Coal Co. Ltd. Class B	540,600	812
	SAIC Motor Corp. Ltd. Class A	356,800	796
[2]	China Merchants Securities Co. Ltd. Class H	721,960	789
	China Shenhua Energy Co. Ltd. Class A	187,400	789
	China Jinmao Holdings Group Ltd.	3,396,800	780
	Shenzhen International Holdings Ltd.	797,000	778
	BOE Technology Group Co. Ltd. Class A	1,313,800	776
	Nine Dragons Paper Holdings Ltd.	855,000	766
	Haitong Securities Co. Ltd. Class A	546,000	757
[2]	Guotai Junan Securities Co. Ltd. Class H	614,400	753
	Jiangsu Expressway Co. Ltd. Class H	758,000	747
	Zhejiang Expressway Co. Ltd. Class H	862,000	744
	China Resources Cement Holdings Ltd.	1,260,000	729

		Shares	Market Value ($000)
	China Railway Group Ltd. Class A	853,100	721
	Far East Horizon Ltd.	762,000	688
	Greentown China Holdings Ltd.	464,000	684
[2]	China Resources Pharmaceutical Group Ltd.	896,000	675
	Uni-President China Holdings Ltd.	683,000	657
*	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	696,000	656
	China Cinda Asset Management Co. Ltd. Class H	4,578,200	650
	China Lesso Group Holdings Ltd.	561,000	638
	Kingboard Laminates Holdings Ltd.	522,000	636
	Sinotruk Hong Kong Ltd.	354,760	613
	China Vanke Co. Ltd. Class A	221,900	602
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	1,048,000	583
	Postal Savings Bank of China Co. Ltd. Class A	808,900	578
	China Communications Services Corp. Ltd. Class H	1,514,000	576
	GF Securities Co. Ltd. Class A	219,700	569
	Huadian Power International Corp. Ltd. Class H	1,412,000	565
	Beijing Enterprises Water Group Ltd.	2,186,000	559
*	Seazen Group Ltd.	1,433,549	559
	New China Life Insurance Co. Ltd. Class A	119,900	554
	Baoshan Iron & Steel Co. Ltd. Class A	596,800	547
	Daqin Railway Co. Ltd. Class A	543,100	539
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	242,400	534
[2]	A-Living Smart City Services Co. Ltd.	419,000	530
	Chongqing Rural Commercial Bank Co. Ltd. Class H	1,459,000	527
[2]	Dali Foods Group Co. Ltd.	1,154,000	515
	Bank of Nanjing Co. Ltd. Class A	334,100	514
	Hopson Development Holdings Ltd.	433,636	514
	Bank of Shanghai Co. Ltd. Class A	557,633	495
	China National Nuclear Power Co. Ltd. Class A	547,300	490
	China Everbright Bank Co. Ltd. Class A	1,077,300	490
	Sinotrans Ltd. Class H	1,392,000	480
	Bank of Beijing Co. Ltd. Class A	758,900	478
[2]	CSC Financial Co. Ltd. Class H	460,000	477
	Guotai Junan Securities Co. Ltd. Class A	222,600	472
	Henan Shuanghui Investment & Development Co. Ltd. Class A	122,600	464
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	301,220	454
	Metallurgical Corp. of China Ltd. Class H	2,000,000	452
	China CITIC Bank Corp. Ltd. Class A	602,400	451
	Citic Pacific Special Steel Group Co. Ltd. Class A	161,702	438
	Chongqing Changan Automobile Co. Ltd. Class B	866,216	437
	Huaxia Bank Co. Ltd. Class A	562,000	434
	China Minsheng Banking Corp. Ltd. Class A	809,700	419
	China Suntien Green Energy Corp. Ltd. Class H	870,000	408
	Bank of Hangzhou Co. Ltd. Class A	206,450	399
*	Yangzijiang Financial Holding	1,363,400	386
[2]	China Railway Signal & Communication Corp. Ltd. Class H	1,092,000	372
[2]	BAIC Motor Corp. Ltd. Class H	1,206,000	370
[2]	Orient Securities Co. Ltd. Class H	616,800	364
*	Huaneng Power International Inc. Class A	320,000	355
	Dongfang Electric Corp. Ltd. Class H	196,400	351
*	Shanghai Electric Group Co. Ltd. Class H	1,480,000	350
	Shanghai Industrial Holdings Ltd.	256,000	345
	Sichuan Chuantou Energy Co. Ltd. Class A	183,500	340
	Lao Feng Xiang Co. Ltd. Class B	110,300	337
[2]	Legend Holdings Corp. Class H	284,800	334
	Lee & Man Paper Manufacturing Ltd.	758,000	332
	China Everbright Ltd.	420,000	326
	Sinopec Engineering Group Co. Ltd. Class H	638,500	322

		Shares	Market Value ($000)
	Huayu Automotive Systems Co. Ltd. Class A	116,200	314
*	Datang International Power Generation Co. Ltd. Class H	1,808,000	310
	TCL Technology Group Corp. Class A	495,000	309
	Shougang Fushan Resources Group Ltd.	844,164	306
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	104,000	304
	Towngas Smart Energy Co. Ltd.	583,185	303
*	Seazen Holdings Co. Ltd. Class A	94,500	299
	LB Group Co. Ltd. Class A	94,400	292
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	104,800	290
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	98,500	289
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	1,578,720	282
	Livzon Pharmaceutical Group Inc. Class H	82,400	281
	China International Marine Containers Group Co. Ltd. Class H	354,300	272
	Yanlord Land Group Ltd.	316,800	268
*	Agile Group Holdings Ltd.	826,000	266
	Hunan Valin Steel Co. Ltd. Class A	359,800	265
	Hengli Petrochemical Co. Ltd. Class A	100,800	262
	China National Chemical Engineering Co. Ltd. Class A	200,400	258
	Huaxin Cement Co. Ltd. Class H	220,400	253
	China Reinsurance Group Corp. Class H	3,234,000	248
	Gemdale Corp. Class A	165,900	243
	Beijing Jingneng Clean Energy Co. Ltd. Class H	892,000	238
	Angang Steel Co. Ltd. Class A	567,100	238
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	297,500	237
	Shui On Land Ltd.	1,737,000	235
	Shenzhen Expressway Corp. Ltd. Class A	170,400	230
	Metallurgical Corp. of China Ltd. Class A	452,100	226
	Ningxia Baofeng Energy Group Co. Ltd. Class A	112,100	223
*	Kwg Group Holdings Ltd.	816,000	217
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	270,462	217
	Shanghai International Port Group Co. Ltd. Class A	274,600	217
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	141,000	214
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	43,600	211
	Xiamen C & D Inc. Class A	106,800	210
	Sino-Ocean Group Holding Ltd.	1,341,000	202
	Jinke Smart Services Group Co. Ltd. Class H	111,800	199
	Bank of Jiangsu Co. Ltd. Class A	179,160	197
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	57,800	196
*,2	Shimao Services Holdings Ltd.	524,000	195
	Shenzhen Investment Ltd.	986,000	193
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	112,200	188
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	89,400	187
	Maanshan Iron & Steel Co. Ltd. Class A	418,800	183
	Bank of Guiyang Co. Ltd. Class A	220,100	182
	Guosen Securities Co. Ltd. Class A	119,900	167
	Xiamen Tungsten Co. Ltd. Class A	50,400	166
	Weifu High-Technology Group Co. Ltd. Class A	59,700	165
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	344,300	164
	Shengyi Technology Co. Ltd. Class A	67,100	161
	Huaibei Mining Holdings Co. Ltd. Class A	79,800	159
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	98,802	156
	Jointown Pharmaceutical Group Co. Ltd. Class A	75,600	152
	Anhui Expressway Co. Ltd. Class H	162,000	148
[2]	Everbright Securities Co. Ltd. Class H	196,400	147
	China Merchants Securities Co. Ltd. Class A	67,200	143
	Huafa Industrial Co. Ltd. Zhuhai Class A	101,800	141
[2]	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H	72,500	138
	Sinoma International Engineering Co. Class A	97,000	132

		Shares	Market Value ($000)
[2]	China East Education Holdings Ltd.	171,000	131
	Joyoung Co. Ltd. Class A	47,500	131
	Hengyi Petrochemical Co. Ltd. Class A	112,700	130
	Huafon Chemical Co. Ltd. Class A	112,800	127
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	64,200	126
	Jiangsu Expressway Co. Ltd. Class A	99,900	125
	Bank of Suzhou Co. Ltd. Class A	107,200	124
	Guangxi Guiguan Electric Power Co. Ltd. Class A	150,000	124
	China South Publishing & Media Group Co. Ltd. Class A	84,300	123
	Anhui Expressway Co. Ltd. Class A	105,300	123
	China World Trade Center Co. Ltd. Class A	48,600	122
	Nanjing Iron & Steel Co. Ltd. Class A	234,000	120
	CSG Holding Co. Ltd. Class A	108,600	117
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	111,200	112
*	Jinke Properties Group Co. Ltd. Class A	378,200	111
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	104,800	110
	Livzon Pharmaceutical Group Inc. Class A	21,500	108
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	532,800	108
	Zhuzhou Kibing Group Co. Ltd. Class A	60,300	108
	Beijing Shunxin Agriculture Co. Ltd. Class A	26,200	106
*	RiseSun Real Estate Development Co. Ltd. Class A	325,500	106
*	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	130,900	106
	Shandong Hi-speed Co. Ltd. Class A	119,200	105
	Tianshan Aluminum Group Co. Ltd. Class A	78,600	105
	Shenzhen Expressway Co. Ltd. Class H	114,000	104
	Tian Di Science & Technology Co. Ltd. Class A	129,800	103
*,3	Shimao Group Holdings Ltd.	534,000	102
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	40,900	102
	Huatai Securities Co. Ltd. Class A	51,300	99
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	113,300	98
	Huaxin Cement Co. Ltd. Class A	39,900	97
	BBMG Corp. Class H	734,000	96
	G-bits Network Technology Xiamen Co. Ltd. Class A	1,800	94
	Jizhong Energy Resources Co. Ltd. Class A	95,600	93
*	Datang International Power Generation Co. Ltd. Class A	222,100	91
	Suofeiya Home Collection Co. Ltd. Class A	28,400	88
*,2,3	Evergrande Property Services Group Ltd.	1,370,500	87
	Weifu High-Technology Group Co. Ltd. Class B	46,400	85
	Shenzhen Gas Corp. Ltd. Class A	79,800	85
	Beijing Capital Development Co. Ltd. Class A	97,700	84
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	232,800	82
	Bluestar Adisseo Co. Class A	57,900	76
	Chinese Universe Publishing and Media Group Co. Ltd. Class A	48,800	69
	Bank of Changsha Co. Ltd. Class A	53,300	54
	Bank of Chengdu Co. Ltd. Class A	24,400	53
	Shanghai Construction Group Co. Ltd. Class A	121,100	47
	Shanghai Tunnel Engineering Co. Ltd. Class A	55,300	44
	Bank of Qingdao Co. Ltd. Class A	84,450	43
*	China Zheshang Bank Co. Ltd. Class A	91,600	40
	Financial Street Holdings Co. Ltd. Class A	48,800	38
	North Huajin Chemical Industries Co. Ltd. Class A	33,200	36
	Shenzhen Jinjia Group Co. Ltd. Class A	29,400	34
	Chongqing Rural Commercial Bank Co. Ltd. Class A	58,700	31
	Shanghai AJ Group Co. Ltd. Class A	35,400	31
	Zhejiang Runtu Co. Ltd. Class A	27,500	30
	Chongqing Water Group Co. Ltd. Class A	39,200	30
*	Jointo Energy Investment Co. Ltd. Hebei Class A	35,400	29
	Guangxi Liugong Machinery Co. Ltd. Class A	30,900	28

		Shares	Market Value ($000)
	Sansteel Minguang Co. Ltd. Fujian Class A	36,500	27
	CIFI Holdings Group Co. Ltd.	158,480	24
	Zhejiang Semir Garment Co. Ltd. Class A	24,400	20
	China Railway Signal & Communication Corp. Ltd. Class A	23,250	17
*	Shandong Chenming Paper Holdings Ltd. Class H	27,500	9
*,3	Sunac China Holdings Ltd.	1,231,391	8
			343,060
Colombia (0.1%)
	Bancolombia SA ADR	56,710	1,715
	Bancolombia SA	161,695	1,454
	Ecopetrol SA ADR	115,786	1,319
	Interconexion Electrica SA ESP	248,079	1,012
	Grupo Aval Acciones y Valores SA Preference Shares	2,492,466	306
	Cementos Argos SA	298,188	205
	Ecopetrol SA	101,529	58
*	Bac Holding International Co.	412,660	18
			6,087
Czech Republic (0.1%)
	CEZ A/S	84,104	3,416
[2]	Moneta Money Bank A/S	196,279	725
			4,141
Denmark (0.3%)
	Danske Bank A/S	350,929	7,311
	AP Moller - Maersk A/S Class B	2,696	5,865
	Tryg A/S	189,709	4,353
			17,529
Egypt (0.0%)
	Eastern Co. SAE	455,657	270
	Telecom Egypt Co.	171,834	156
			426
Finland (1.4%)
	Nordea Bank Abp (XHEL)	1,878,207	22,003
	Sampo OYJ Class A	261,665	13,737
	UPM-Kymmene OYJ	285,200	10,337
	Kone OYJ Class B	176,040	9,600
	Stora Enso OYJ Class R	307,773	4,400
	Elisa OYJ	75,609	4,308
	Metso Outotec OYJ	327,883	3,768
	Fortum OYJ	231,154	3,475
	Kesko OYJ Class B	146,421	3,411
	Orion OYJ Class B	55,082	2,951
	Valmet OYJ	89,931	2,824
	Wartsila OYJ Abp	259,740	2,470
	Huhtamaki OYJ	50,601	1,893
			85,177
France (6.2%)
	TotalEnergies SE	1,250,711	77,320
	Sanofi	584,445	57,231
	BNP Paribas SA	574,075	39,429
	AXA SA	990,964	30,917
	Vinci SA	265,873	30,041
	Danone SA	327,931	17,983
	Cie de Saint-Gobain	246,032	14,130
	Societe Generale SA	416,749	12,405
	Cie Generale des Etablissements Michelin SCA	377,215	11,927
	Orange SA	1,024,693	10,844

		Shares	Market Value ($000)
	Veolia Environnement SA	335,106	9,947
	Publicis Groupe SA	121,209	8,550
	Credit Agricole SA	654,544	7,882
	Carrefour SA	315,854	6,008
	Engie SA (XPAR)	309,054	4,389
	Eiffage SA	39,351	4,203
	Bouygues SA	112,688	3,712
*	Engie S/A	249,131	3,538
	Valeo	132,235	2,890
	Engie SA	201,086	2,855
	Rexel SA	128,847	2,850
	Sodexo SA Loyalty Shares 2026	26,287	2,606
	Sodexo SA (XPAR)	20,450	2,027
[2]	Amundi SA	30,728	2,012
[2]	La Francaise des Jeux SAEM	45,416	1,943
	SCOR SE	78,657	1,941
	Engie SA Loyalty Shares	132,130	1,876
*	Faurecia SE (XPAR)	85,133	1,692
	Wendel SE	15,134	1,603
	EDF Loyalty Shares 2024	103,154	1,355
[2]	ALD SA	64,242	808
*	Euroapi SA	104	2
			376,916
Germany (6.5%)
	Siemens AG (Registered)	405,258	63,303
	Allianz SE (Registered)	218,239	52,184
	Deutsche Telekom AG (Registered)	1,814,483	40,425
	Mercedes-Benz Group AG	451,617	33,606
	Bayer AG (Registered)	527,768	32,851
	BASF SE	492,201	28,221
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	75,163	27,149
	Deutsche Post AG (Registered)	519,672	22,375
	Bayerische Motoren Werke AG	166,685	16,979
	Volkswagen AG Preference Shares	106,046	14,708
	E.ON SE	1,189,948	12,974
	Vonovia SE	381,985	10,790
	Hannover Rueck SE	31,996	6,497
	HeidelbergCement AG	77,893	5,345
[2]	Covestro AG	94,855	4,368
	Bayerische Motoren Werke AG Preference Shares	35,378	3,352
	LEG Immobilien SE (XETR)	40,330	3,153
	Volkswagen AG	17,214	3,013
	Evonik Industries AG	102,445	2,277
	Talanx AG	28,805	1,425
	Telefonica Deutschland Holding AG	464,869	1,369
	Wacker Chemie AG	8,010	1,211
	Aroundtown SA	393,945	1,097
	RTL Group SA	21,361	1,036
	HOCHTIEF AG	11,838	751
[2]	DWS Group GmbH & Co. KGaA	18,260	657
	Fielmann AG	15,082	568
	Traton SE	29,975	518
			392,202
Greece (0.1%)
	Hellenic Telecommunications Organization SA	113,635	1,791
	OPAP SA	100,333	1,507

		Shares	Market Value ($000)
	Mytilineos SA	55,606	1,438
	JUMBO SA	58,631	1,053
	Motor Oil Hellas Corinth Refineries SA	29,333	717
	Hellenic Petroleum SA	30,467	257
			6,763
Hong Kong (1.9%)
	Sun Hung Kai Properties Ltd.	772,000	10,948
	CK Hutchison Holdings Ltd.	1,413,000	8,992
	BOC Hong Kong Holdings Ltd.	1,918,500	6,705
	CK Asset Holdings Ltd.	1,044,084	6,675
	CLP Holdings Ltd.	883,000	6,561
	Hang Seng Bank Ltd.	382,600	6,372
	Hong Kong & China Gas Co. Ltd.	5,943,400	5,967
	Jardine Matheson Holdings Ltd.	105,404	5,603
	Wharf Real Estate Investment Co. Ltd.	828,000	4,740
	Power Assets Holdings Ltd.	756,099	4,278
	MTR Corp. Ltd.	778,500	4,166
	Lenovo Group Ltd.	4,028,000	3,231
	Swire Pacific Ltd. Class A	313,788	2,875
	Hongkong Land Holdings Ltd.	586,300	2,866
	Henderson Land Development Co. Ltd.	721,587	2,666
[2]	WH Group Ltd.	4,226,099	2,603
	Sino Land Co. Ltd.	1,946,000	2,529
	Xinyi Glass Holdings Ltd.	1,108,000	2,359
	New World Development Co. Ltd.	758,750	2,268
	Chow Tai Fook Jewellery Group Ltd.	940,400	2,013
	CK Infrastructure Holdings Ltd.	341,472	1,900
	Hang Lung Properties Ltd.	947,576	1,787
	Swire Properties Ltd.	531,298	1,493
	Want Want China Holdings Ltd.	2,282,000	1,486
	SITC International Holdings Co. Ltd.	635,000	1,387
	ASM Pacific Technology Ltd.	158,200	1,307
	PCCW Ltd.	2,284,793	1,123
	Orient Overseas International Ltd.	67,500	1,122
	Hysan Development Co. Ltd.	313,000	1,053
[2]	BOC Aviation Ltd.	116,600	971
	Man Wah Holdings Ltd.	778,000	899
	Kerry Properties Ltd.	334,000	847
[2]	Js Global Lifestyle Co. Ltd.	678,000	820
	Bank of East Asia Ltd.	577,980	742
	NWS Holdings Ltd.	742,000	699
	VTech Holdings Ltd.	78,000	516
	First Pacific Co. Ltd.	1,356,000	473
	Dairy Farm International Holdings Ltd.	140,900	451
	United Energy Group Ltd.	4,226,000	416
	Cafe de Coral Holdings Ltd.	185,170	324
	Nexteer Automotive Group Ltd.	415,000	302
	Johnson Electric Holdings Ltd.	140,500	193
	Guotai Junan International Holdings Ltd.	1,517,000	151
	Dah Sing Financial Holdings Ltd.	50,000	133
	Hutchison Telecommunications Hong Kong Holdings Ltd.	656,000	114
	Dah Sing Banking Group Ltd.	111,600	90
			115,216
Hungary (0.1%)
	Richter Gedeon Nyrt	74,872	1,691
	MOL Hungarian Oil & Gas plc	197,449	1,476

		Shares	Market Value ($000)
	Magyar Telekom Telecommunications plc	125,388	133
			3,300
India (0.9%)
	HCL Technologies Ltd.	574,201	7,918
	ITC Ltd.	1,571,443	6,782
	NTPC Ltd.	2,363,236	4,950
	Power Grid Corp. of India Ltd.	1,671,905	4,437
	Oil & Natural Gas Corp. Ltd.	1,983,041	3,533
	Coal India Ltd.	1,000,289	2,761
	Vedanta Ltd.	661,240	2,702
	Hero MotoCorp Ltd.	70,870	2,400
	Bharat Petroleum Corp. Ltd.	538,900	2,262
	Indian Oil Corp. Ltd.	2,206,179	2,207
	Bajaj Auto Ltd.	35,564	1,663
	Gail India Ltd.	1,398,163	1,631
	Petronet LNG Ltd.	418,466	1,114
	Hindustan Petroleum Corp. Ltd.	371,658	1,081
	Power Finance Corp. Ltd.	613,438	1,063
	REC Ltd.	648,832	968
	NMDC Ltd. (XNSE)	620,183	938
	Steel Authority of India Ltd.	724,541	806
	NHPC Ltd.	1,172,375	630
	Oil India Ltd.	175,044	501
	Oracle Financial Services Software Ltd.	13,252	495
	Hindustan Zinc Ltd.	112,426	459
	Castrol India Ltd.	247,236	357
	Sun TV Network Ltd.	44,479	252
*,3	NMDC Ltd.	520,717	245
			52,155
Indonesia (0.6%)
	Bank Rakyat Indonesia Persero Tbk PT	36,883,959	11,311
	Bank Mandiri Persero Tbk PT	11,762,400	7,838
	Telkom Indonesia Persero Tbk PT	25,018,900	6,466
	Astra International Tbk PT	10,910,800	4,383
	Adaro Energy Tbk PT	6,657,200	1,319
	United Tractors Tbk PT	790,904	1,299
	Indofood Sukses Makmur Tbk PT	2,377,000	1,068
	Unilever Indonesia Tbk PT	3,061,000	953
	Indofood CBP Sukses Makmur Tbk PT	1,280,800	864
	Sarana Menara Nusantara Tbk PT	10,781,100	808
	Indocement Tunggal Prakarsa Tbk PT	938,100	627
	Bukit Asam Tbk PT	2,248,100	511
	Hanjaya Mandala Sampoerna Tbk PT	4,411,500	287
	Bank Danamon Indonesia Tbk PT	153,600	27
	Gudang Garam Tbk PT	8,400	13
			37,774
Israel (0.4%)
	Bank Leumi Le-Israel BM	817,871	7,228
	Bank Hapoalim BM	722,878	6,506
	Israel Discount Bank Ltd. Class A	672,742	3,441
	ICL Group Ltd.	390,164	3,098
	Mizrahi Tefahot Bank Ltd.	73,411	2,425
	Phoenix Holdings Ltd.	62,534	672
			23,370
Italy (2.1%)
	Enel SpA	4,163,853	24,517
	Intesa Sanpaolo SpA	8,692,396	22,855

		Shares	Market Value ($000)
	UniCredit SpA	1,019,611	19,914
	Eni SpA	1,204,195	18,531
	Assicurazioni Generali SpA	729,475	14,240
	Snam SpA (MTAA)	1,189,696	6,060
	Terna - Rete Elettrica Nazionale	754,357	5,968
	Mediobanca Banca di Credito Finanziario SpA	340,479	3,660
[2]	Poste Italiane SpA	242,546	2,592
[2]	Infrastrutture Wireless Italiane SpA	182,213	1,997
	Italgas SpA	254,031	1,487
[2]	Pirelli & C SpA	258,813	1,296
	Banca Mediolanum SpA	133,498	1,277
	A2A SpA	823,860	1,240
	Hera SpA	418,555	1,202
*	Telecom Italia SpA Savings Shares	3,101,063	866
	UnipolSai Assicurazioni SpA	234,572	624
			128,326
Japan (13.0%)
	Toyota Motor Corp.	6,497,561	95,421
	Mitsubishi UFJ Financial Group Inc.	6,310,200	46,221
	Sumitomo Mitsui Financial Group Inc.	693,154	30,125
	KDDI Corp.	864,224	27,001
	Takeda Pharmaceutical Co. Ltd.	807,700	25,392
	Mitsui & Co. Ltd.	810,812	23,921
	ITOCHU Corp.	711,384	22,993
	Honda Motor Co. Ltd.	904,300	22,369
	Mitsubishi Corp.	635,200	21,270
	Tokio Marine Holdings Inc.	1,011,002	21,175
	Mizuho Financial Group Inc.	1,354,663	21,160
	Nippon Telegraph & Telephone Corp.	615,200	18,447
	Softbank Corp.	1,459,982	16,705
	Japan Tobacco Inc.	636,100	12,971
	Dai-ichi Life Holdings Inc.	523,300	12,278
	Komatsu Ltd.	484,920	11,917
	Canon Inc.	521,600	11,576
	Bridgestone Corp.	300,430	11,216
	ORIX Corp.	635,600	11,176
	Sumitomo Corp.	595,238	10,684
	Marubeni Corp.	826,800	10,144
	Japan Post Holdings Co. Ltd.	1,152,441	10,118
	Nippon Steel Corp.	439,900	9,156
	Daiwa House Industry Co. Ltd.	346,800	8,328
	MS&AD Insurance Group Holdings Inc.	241,500	7,746
	Sompo Holdings Inc.	166,900	7,185
	Sumitomo Mitsui Trust Holdings Inc.	193,800	7,060
	Nomura Holdings Inc.	1,608,014	6,417
	Resona Holdings Inc.	1,153,496	6,383
	Kirin Holdings Co. Ltd.	396,600	6,111
	Nippon Yusen KK	256,500	6,102
	Mitsubishi Heavy Industries Ltd.	154,400	6,054
	Sekisui House Ltd.	300,902	5,687
	Inpex Corp.	515,900	5,669
	ENEOS Holdings Inc.	1,526,451	5,465
	Subaru Corp.	325,009	5,340
	Toyota Tsusho Corp.	118,330	5,010
	Asahi Kasei Corp.	654,600	4,960
	Sumitomo Electric Industries Ltd.	394,200	4,737
	Mitsui OSK Lines Ltd.	178,810	4,438
	T&D Holdings Inc.	274,600	4,395

		Shares	Market Value ($000)
	Yamaha Motor Co. Ltd.	164,300	4,047
	Chubu Electric Power Co. Inc.	370,200	3,987
	Mitsubishi Chemical Holdings Corp.	667,500	3,746
	Kansai Electric Power Co. Inc.	381,900	3,673
	AGC Inc.	98,300	3,622
	JFE Holdings Inc.	274,500	3,619
	Daiwa Securities Group Inc.	759,314	3,583
	Isuzu Motors Ltd.	273,100	3,453
	Taisei Corp.	97,200	3,356
	Daito Trust Construction Co. Ltd.	33,100	3,271
	Trend Micro Inc.	63,800	3,159
	Idemitsu Kosan Co. Ltd.	122,183	3,055
	Sumitomo Chemical Co. Ltd.	794,600	3,050
	Kajima Corp.	238,900	2,934
	Obayashi Corp.	355,000	2,754
	Aisin Corp.	92,200	2,690
	SBI Holdings Inc.	125,500	2,660
	Lixil Corp.	146,000	2,520
	Concordia Financial Group Ltd.	568,300	2,497
	Chiba Bank Ltd.	321,600	2,433
	Sojitz Corp.	120,200	2,383
	Ricoh Co. Ltd.	302,800	2,351
	Seiko Epson Corp.	145,500	2,256
	Mitsui Chemicals Inc.	92,900	2,187
	Shizuoka Financial Group Inc.	258,200	2,187
	NGK Spark Plug Co. Ltd.	106,700	2,085
	Tosoh Corp.	152,400	1,994
	Fukuoka Financial Group Inc.	85,800	1,980
[1]	Japan Post Bank Co. Ltd.	217,958	1,937
	Hulic Co. Ltd.	234,886	1,931
	NGK Insulators Ltd.	138,000	1,910
	Kyushu Railway Co.	83,600	1,874
	Japan Post Insurance Co. Ltd.	102,700	1,832
	Mitsubishi HC Capital Inc. (XTKS)	347,420	1,773
	Marui Group Co. Ltd.	101,100	1,723
	Nikon Corp.	171,300	1,691
	Haseko Corp.	141,886	1,641
	Hikari Tsushin Inc.	11,100	1,584
	Resonac Holdings Corp.	92,100	1,574
	Kuraray Co. Ltd.	187,100	1,549
	Shimizu Corp.	271,500	1,522
	Amada Co. Ltd.	167,400	1,504
	Kyushu Electric Power Co. Inc.	253,400	1,459
	Sumitomo Forestry Co. Ltd.	77,800	1,455
	Sumitomo Heavy Industries Ltd.	63,700	1,416
	Mitsubishi Gas Chemical Co. Inc.	96,400	1,409
	Electric Power Development Co. Ltd.	86,800	1,401
	Mebuki Financial Group Inc.	535,700	1,395
	Nomura Real Estate Holdings Inc.	62,600	1,380
	Aozora Bank Ltd.	67,800	1,356
	Tohoku Electric Power Co. Inc.	251,700	1,354
	Iida Group Holdings Co. Ltd.	80,300	1,339
	NSK Ltd.	228,800	1,287
	COMSYS Holdings Corp.	65,900	1,257
	Tokyo Tatemono Co. Ltd.	101,400	1,257
	J Front Retailing Co. Ltd.	134,600	1,254
	Yokohama Rubber Co. Ltd.	76,000	1,249
	Yamada Denki Co. Ltd.	338,500	1,229

	Shares	Market Value ($000)
Taiheiyo Cement Corp.	70,500	1,215
Casio Computer Co. Ltd.	111,400	1,152
EXEO Group Inc.	62,600	1,138
Air Water Inc.	92,400	1,130
Sanwa Holdings Corp.	103,700	1,098
Cosmo Energy Holdings Co. Ltd.	39,040	1,095
Credit Saison Co. Ltd.	80,900	1,060
Tokyo Century Corp.	29,800	1,048
Hachijuni Bank Ltd.	239,100	1,038
Teijin Ltd.	99,200	1,019
Daicel Corp.	136,300	1,006
Konica Minolta Inc.	239,300	1,003
Pigeon Corp.	62,800	998
Lawson Inc.	24,200	968
Kamigumi Co. Ltd.	47,200	966
Kobe Steel Ltd.	177,800	958
Ube Industries Ltd.	61,100	958
JTEKT Corp.	128,900	956
Chugoku Electric Power Co. Inc.	168,535	926
Nippon Electric Glass Co. Ltd.	49,700	923
Denka Co. Ltd.	44,000	913
INFRONEER Holdings Inc.	114,400	913
DMG Mori Co. Ltd.	58,400	892
Hirogin Holdings Inc.	169,900	886
Sankyo Co. Ltd.	21,500	868
Sumitomo Rubber Industries Ltd.	92,900	825
Nippon Kayaku Co. Ltd.	88,000	817
Kaneka Corp.	30,500	801
Coca-Cola Bottlers Japan Holdings Inc.	74,800	788
Yamaguchi Financial Group Inc.	113,000	782
Kokuyo Co. Ltd.	53,500	763
K's Holdings Corp	86,200	762
ABC-Mart Inc.	13,500	728
Penta-Ocean Construction Co. Ltd.	144,200	719
Seven Bank Ltd.	348,500	716
Daido Steel Co. Ltd.	18,800	711
DIC Corp.	37,500	697
TS Tech Co. Ltd.	53,300	664
AEON Financial Service Co. Ltd.	63,800	647
Toyo Tire Corp.	54,000	646
Toyoda Gosei Co. Ltd.	38,100	633
Fuyo General Lease Co. Ltd.	9,200	632
Yamato Kogyo Co. Ltd.	16,400	622
NOK Corp.	64,500	613
Amano Corp.	33,200	607
Toda Corp.	110,300	602
H.U. Group Holdings Inc.	26,700	567
Aica Kogyo Co. Ltd.	23,000	556
Canon Marketing Japan Inc.	22,800	541
Heiwa Corp.	28,800	523
Nipro Corp.	64,300	516
Kyudenko Corp.	19,400	503
Kaken Pharmaceutical Co. Ltd.	16,700	485
Toyota Boshoku Corp.	31,100	461
Shikoku Electric Power Co. Inc.	74,000	428
Noevir Holdings Co. Ltd.	8,100	357
Itoham Yonekyu Holdings Inc.	52,600	289
Fuji Media Holdings Inc.	32,000	270

		Shares	Market Value ($000)
	Kandenko Co. Ltd.	39,300	264
	Matsui Securities Co. Ltd.	33,600	201
			783,460
Kuwait (0.3%)
	National Bank of Kuwait SAKP	3,786,365	13,630
	Mobile Telecommunications Co. KSCP	1,138,877	2,072
	Gulf Bank KSCP	945,319	971
	Humansoft Holding Co. KSC	51,075	568
	Boubyan Petrochemicals Co. KSCP	198,171	519
	Burgan Bank SAK	450,763	332
			18,092
Malaysia (0.7%)
	Malayan Banking Bhd.	3,800,797	7,795
	Public Bank Bhd.	7,512,900	7,479
	CIMB Group Holdings Bhd.	3,611,300	4,878
	Tenaga Nasional Bhd.	1,682,433	3,718
	Petronas Chemicals Group Bhd.	1,490,100	2,924
	Axiata Group Bhd.	2,387,400	1,701
	MISC Bhd.	957,644	1,645
	DiGi.Com Bhd.	1,622,500	1,605
	Hong Leong Bank Bhd.	328,200	1,581
	Genting Bhd.	1,217,600	1,417
	RHB Bank Bhd.	872,000	1,177
	Petronas Gas	296,932	1,172
	Maxis Bhd.	1,099,800	1,023
	Sime Darby Bhd.	1,868,100	1,015
	Genting Malaysia Bhd.	1,446,000	965
	Telekom Malaysia Bhd.	623,900	765
	Petronas Dagangan Bhd.	131,800	674
	IJM Corp. Bhd.	1,712,100	627
*	Top Glove Corp. Bhd.	2,698,420	527
	Alliance Bank Malaysia Bhd.	550,400	464
	Westports Holdings Bhd.	363,700	322
	YTL Corp. Bhd.	2,370,623	315
	British American Tobacco Malaysia Bhd.	87,600	260
			44,049
Mexico (1.1%)
	America Movil SAB de CV Series L	15,160,000	15,844
	Grupo Financiero Banorte SAB de CV Class O	1,551,500	12,869
	Wal-Mart de Mexico SAB de CV	2,758,235	10,804
	Grupo Mexico SAB de CV Series B	1,686,100	7,498
	Grupo Aeroportuario del Sureste SAB de CV Class B	106,850	2,902
	Coca-Cola Femsa SAB de CV	293,230	2,231
	Arca Continental SAB de CV	239,900	2,119
[2]	Banco del Bajio SA	383,700	1,545
	Alfa SAB de CV Class A	1,898,800	1,375
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	143,500	1,308
	Regional SAB de CV	132,800	1,146
	Promotora y Operadora de Infraestructura SAB de CV	117,600	1,140
	Orbia Advance Corp. SAB de CV	498,700	999
*	Industrias Penoles SAB de CV	68,900	982
	Kimberly-Clark de Mexico SAB de CV Class A	477,800	912
	Megacable Holdings SAB de CV	169,600	530
*	Sitios Latinoamerica SAB de CV	954,901	442
	Qualitas Controladora SAB de CV	78,700	434
	Alpek SAB de CV	195,200	309
			65,389

		Shares	Market Value ($000)
Netherlands (1.3%)
	ING Groep NV	1,998,855	28,944
	Koninklijke Ahold Delhaize NV	531,112	15,852
	NN Group NV	160,050	6,954
	Koninklijke KPN NV	1,739,412	5,947
	Aegon NV	951,082	5,246
	Randstad NV	58,971	3,780
	ASR Nederland NV	77,195	3,654
[2]	ABN AMRO Bank NV GDR	213,369	3,541
	BE Semiconductor Industries NV	41,320	2,956
[2]	Signify NV	69,852	2,529
	Koninklijke Vopak NV	35,616	1,073
[2]	CTP NV	56,859	821
			81,297
New Zealand (0.2%)
	Spark New Zealand Ltd.	1,004,821	3,388
	Meridian Energy Ltd.	673,477	2,328
	Contact Energy Ltd.	412,760	2,076
	Mercury NZ Ltd.	357,609	1,389
	Fletcher Building Ltd.	414,082	1,363
			10,544
Norway (0.9%)
	Equinor ASA	500,577	15,256
	DNB Bank ASA	552,123	10,324
	Norsk Hydro ASA	720,016	5,838
	Aker BP ASA (XOSL)	165,195	5,032
	Mowi ASA	239,319	4,425
	Yara International ASA	87,161	3,873
	Telenor ASA	338,657	3,545
	Orkla ASA	410,239	3,063
	Salmar ASA	37,273	1,733
	Gjensidige Forsikring ASA	88,945	1,599
	Aker ASA Class A	12,621	913
	Leroy Seafood Group ASA	135,988	801
			56,402
Pakistan (0.0%)
	Fauji Fertilizer Co. Ltd.	602,134	233
	Oil & Gas Development Co. Ltd.	286,603	94
	Pakistan Petroleum Ltd.	300,307	87
	Habib Bank Ltd.	260,768	70
			484
Philippines (0.1%)
	International Container Terminal Services Inc.	576,130	2,190
	PLDT Inc.	49,550	1,228
	Manila Electric Co.	138,920	715
	Globe Telecom Inc.	16,296	604
	Aboitiz Power Corp.	881,100	585
	DMCI Holdings Inc.	2,313,800	467
	Metro Pacific Investments Corp.	4,851,000	359
	Semirara Mining & Power Corp. Class A	592,720	349
	LT Group Inc.	1,353,700	250
			6,747
Poland (0.2%)
	Polski Koncern Naftowy ORLEN SA	310,551	4,664
	Powszechny Zaklad Ubezpieczen SA	296,288	2,519
	Bank Polska Kasa Opieki SA	86,165	1,841

		Shares	Market Value ($000)
	LPP SA	613	1,436
			10,460
Portugal (0.2%)
	EDP - Energias de Portugal SA	1,513,401	7,519
	Galp Energia SGPS SA	278,173	3,808
			11,327
Qatar (0.4%)
	Qatar Islamic Bank SAQ	960,908	5,202
	Industries Qatar QSC	840,091	3,255
	Commercial Bank PSQC	1,820,766	3,010
	Masraf Al Rayan QSC	3,341,665	2,516
	Qatar International Islamic Bank QSC	619,204	1,759
	Qatar Fuel QSC	316,358	1,555
	Qatar Electricity & Water Co. QSC	246,046	1,203
	Ooredoo QPSC	434,259	1,067
	Barwa Real Estate Co.	1,237,528	968
	Qatar Aluminum Manufacturing Co.	1,535,699	771
	Doha Bank QPSC	1,379,025	733
	Vodafone Qatar QSC	864,556	408
			22,447
Romania (0.0%)
	Banca Transilvania SA	286,907	1,259
	OMV Petrom SA (XBSE)	8,288,219	846
	Societatea Nationala Nuclearelectrica SA	27,902	273
			2,378
Russia (0.0%)
[3]	Inter Rao Ues PJSC	11,522,470	—
*,3	MMC Norilsk Nickel PJSC ADR	53,701	—
*,3	Sberbank of Russia PJSC	3,446,575	—
*,3	Mobile TeleSystems PJSC ADR	132,889	—
*,3	Moscow Exchange MICEX-RTS PJSC	482,108	—
*,3	Rosneft Oil Co. PJSC (Registered) GDR	190,781	—
*,3	Magnit PJSC GDR (Registered)	22,311	—
[3]	MMC Norilsk Nickel PJSC	11,458	—
*,3	LUKOIL PJSC ADR	51,350	—
*,3	Gazprom PJSC ADR	748,819	—
*,3	Severstal PAO GDR (Registered)	34,635	—
*,3	Tatneft PJSC ADR	44,997	—
*,3	VTB Bank PJSC GDR (Registered)	802,016	—
*,3	Alrosa PJSC	840,362	—
[3]	PhosAgro PJSC	7,446	—
[3]	United Co. Rusal International	796,030	—
*,3	Unipro PJSC	4,903,000	—
*,3	Polyus PJSC	9,549	—
[3]	RusHydro PJSC	41,940,310	—
[3]	Rostelecom PJSC	343,830	—
[3]	Tatneft PJSC	243,415	—
*,3	Novolipetskiy Metallurgicheskiy Kombinat PJSC	373,254	—
[3]	Mobile TeleSystems PJSC	18,732	—
*,3	Magnit PJSC	20,521	—
[3]	Novatek PJSC	356,672	—
[3]	Gazprom PJSC	2,023,010	—
[3]	Mosenergo PJSC	1,739,000	—
[3]	Transneft PJSC Preference Shares	527	—
*,3	Federal Grid Co.	83,950,000	—
[3]	Lukoil PJSC	76,646	—
[3]	Rosneft Oil Co. PJSC	211,479	—

		Shares	Market Value ($000)
	Magnitogorsk Iron & Steel Works PJSC	732,540	—
[3]	Tatneft PJSC Preference Shares	51,803	—
*,3	Sistema PJSFC	903,430	—
[3]	Severstal PAO PJSC	28,686	—
[3]	Surgutneftegas PJSC Preference Shares	2,513,070	—
*,3	PhosAgro PJSC GDR	91	—
*,3	PhosAgro PJSC (Registered) GDR	14,173	—
			—
Saudi Arabia (1.2%)
	Saudi National Bank	1,161,777	14,708
[2]	Saudi Arabian Oil Co.	1,491,820	13,162
	Saudi Basic Industries Corp.	479,599	11,902
	Saudi Telecom Co.	959,406	9,469
	Riyad Bank	786,715	6,489
	SABIC Agri-Nutrients Co.	123,638	4,533
	Arab National Bank	357,025	2,639
	Sahara International Petrochemical Co.	191,407	1,904
	Yanbu National Petrochemical Co.	150,036	1,778
	Saudi Industrial Investment Group	196,092	1,303
	Jarir Marketing Co.	31,259	1,256
	Bank Al-Jazira	225,514	1,171
	Advanced Petrochemical Co.	68,987	870
	Abdullah Al Othaim Markets Co.	25,163	708
	Saudi Cement Co.	42,825	593
	Saudia Dairy & Foodstuff Co.	8,152	512
	Southern Province Cement Co.	34,297	461
	Arabian Centres Co. Ltd.	74,767	400
	Qassim Cement Co.	22,275	400
	Yanbu Cement Co.	36,591	362
			74,620
Singapore (1.5%)
	DBS Group Holdings Ltd.	964,578	26,407
	Oversea-Chinese Banking Corp. Ltd.	1,873,000	18,506
	United Overseas Bank Ltd.	686,845	15,612
	Singapore Telecommunications Ltd.	4,008,488	7,677
	Keppel Corp. Ltd.	742,112	4,285
	Wilmar International Ltd.	1,136,400	3,533
	Singapore Exchange Ltd.	430,232	3,030
	Genting Singapore Ltd.	3,101,200	2,349
	Singapore Technologies Engineering Ltd.	787,800	2,215
	Venture Corp. Ltd.	145,900	2,060
	Jardine Cycle & Carriage Ltd.	56,100	1,244
	NetLink NBN Trust	1,591,500	1,061
	ComfortDelGro Corp. Ltd.	1,142,400	1,047
	Hutchison Port Holdings Trust Class U	2,699,400	555
	Olam Group Ltd.	427,900	520
	StarHub Ltd.	273,500	238
	Singapore Telecommunications Ltd. (XSES)	8,800	17
	Golden Agri-Resources Ltd.	15,600	3
			90,359
South Africa (1.1%)
	FirstRand Ltd.	2,660,723	9,886
	Standard Bank Group Ltd.	717,049	7,155
	Absa Group Ltd.	441,386	5,073
	Impala Platinum Holdings Ltd.	435,204	5,047
	Sibanye Stillwater Ltd.	1,483,804	3,922
	Shoprite Holdings Ltd.	259,152	3,587

	Shares	Market Value ($000)
Sanlam Ltd.	930,324	3,015
Nedbank Group Ltd.	220,115	2,853
Vodacom Group Ltd.	330,184	2,321
Anglo American Platinum Ltd.	30,321	2,255
Woolworths Holdings Ltd.	497,733	2,159
Old Mutual Ltd. (XZIM)	2,365,195	1,612
Exxaro Resources Ltd.	127,535	1,601
NEPI Rockcastle NV	255,318	1,586
Multichoice Group	184,071	1,271
Mr Price Group Ltd.	132,449	1,253
Foschini Group Ltd.	167,526	1,047
Tiger Brands Ltd.	84,986	1,017
Investec Ltd.	147,387	936
Kumba Iron Ore Ltd.	30,289	927
African Rainbow Minerals Ltd.	55,097	904
SPAR Group Ltd.	105,445	834
Momentum Metropolitan Holdings	754,271	823
Truworths International Ltd.	200,960	766
AVI Ltd.	173,205	739
Life Healthcare Group Holdings Ltd.	748,562	735
Netcare Ltd.	805,790	664
Pick n Pay Stores Ltd.	193,947	621
Royal Bafokeng Platinum Ltd.	38,794	370
Santam Ltd.	22,595	364
		65,343
South Korea (1.5%)
POSCO Holdings Inc.	39,714	9,759
KB Financial Group Inc.	206,090	9,392
Shinhan Financial Group Co. Ltd.	264,504	8,944
Kia Corp.	137,902	7,513
Hana Financial Group Inc.	153,925	6,115
KT&G Corp.	57,433	4,308
Woori Financial Group Inc.	335,141	3,496
LG Corp.	46,941	3,161
SK Inc.	18,914	3,059
Samsung Fire & Marine Insurance Co. Ltd.	16,155	2,664
Samsung Life Insurance Co. Ltd.	40,030	2,305
Korea Zinc Co. Ltd.	5,107	2,249
S-Oil Corp.	21,712	1,566
Lotte Chemical Corp.	9,320	1,346
Hyundai Heavy Industries Holdings Co. Ltd.	26,567	1,321
DB Insurance Co. Ltd.	24,077	1,283
Hyundai Motor Co. Preference Shares (XKRS)	16,349	1,145
Kumho Petrochemical Co. Ltd.	9,169	1,103
Industrial Bank of Korea	131,787	1,100
Korea Investment Holdings Co. Ltd.	21,271	1,085
LG Chem Ltd. Preference Shares	4,111	1,024
GS Holdings Corp.	28,409	1,021
LG Uplus Corp.	111,632	1,009
Samsung Securities Co. Ltd.	35,837	976
BNK Financial Group Inc.	155,941	900
Hyundai Motor Co. Preference Shares	12,450	871
Hyundai Marine & Fire Insurance Co. Ltd.	33,368	840
Mirae Asset Securities Co. Ltd.	126,466	702
Cheil Worldwide Inc.	38,729	692
GS Engineering & Construction Corp.	35,819	683
NH Investment & Securities Co. Ltd.	78,778	590
DGB Financial Group Inc.	87,894	569

		Shares	Market Value ($000)
	GS Retail Co. Ltd.	23,008	541
	SK Telecom Co. Ltd.	14,186	538
	Posco International Corp.	26,725	512
	Lotte Shopping Co. Ltd.	6,043	463
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	3,632	460
	S-1 Corp.	9,692	453
	LOTTE Fine Chemical Co. Ltd.	9,437	441
	Samsung Card Co. Ltd.	16,454	406
	Korea Gas Corp.	14,613	397
	Doosan Bobcat Inc.	12,756	362
	Lotte Corp.	13,296	350
	Mirae Asset Securities Co. Ltd. Preference Shares	111,672	335
	SSANGYONG C&E Co. Ltd.	63,265	296
	KEPCO Plant Service & Engineering Co. Ltd.	9,912	280
	Hyundai Motor Co.	983	134
	Hanwha Corp. Preference Shares	11,497	133
	DL Holdings Co. Ltd.	1,880	94
			88,986
Spain (1.8%)
	Banco Santander SA	8,924,016	31,189
	Banco Bilbao Vizcaya Argentaria SA	3,227,995	22,802
	Industria de Diseno Textil SA	564,329	17,619
	Repsol SA	670,755	11,018
	CaixaBank SA	2,215,399	9,829
	Red Electrica Corp. SA	226,948	4,017
	Endesa SA	173,717	3,463
	Bankinter SA	373,499	2,695
	Enagas SA	135,592	2,431
	Acciona SA	12,229	2,386
	Naturgy Energy Group SA	78,129	2,216
*	Grifols SA Preference Shares	136,906	1,248
	Mapfre SA	530,040	1,066
			111,979
Sweden (1.4%)
	Volvo AB Class B	812,727	16,127
	Swedbank AB Class A	535,764	10,306
	Skandinaviska Enskilda Banken AB Class A	764,927	9,260
	Telefonaktiebolaget LM Ericsson Class B	1,589,379	9,219
	Svenska Handelsbanken AB Class A	773,190	8,063
*	Boliden AB	146,547	6,577
	H & M Hennes & Mauritz AB Class B	360,309	4,438
	SKF AB Class B	206,845	3,661
	Telia Co. AB	1,353,721	3,496
	Skanska AB Class B	190,271	3,358
	Trelleborg AB Class B	127,711	3,193
	Tele2 AB Class B	292,669	2,528
	Securitas AB Class B	261,711	2,395
	Castellum AB	135,383	1,858
[1]	Electrolux AB Class B	114,088	1,616
[1]	Svenska Handelsbanken AB Class B	36,650	461
	Telefonaktiebolaget LM Ericsson Class A	45,869	297
	Skandinaviska Enskilda Banken AB Class C	5,390	73
			86,926
Switzerland (6.7%)
	Roche Holding AG	344,927	107,676
	Novartis AG (Registered)	1,084,033	98,006
	Zurich Insurance Group AG	79,612	39,370

		Shares	Market Value ($000)
	UBS Group AG (Registered)	1,594,532	34,036
	ABB Ltd. (Registered)	812,293	28,280
	Holcim Ltd.	292,495	17,487
	Swiss Re AG	154,166	16,143
	Swiss Life Holding AG (Registered)	16,354	9,679
	Roche Holding AG (Bearer)	24,109	8,825
	Swisscom AG (Registered)	13,833	8,173
	SGS SA (Registered)	3,198	7,799
	Julius Baer Group Ltd.	112,785	7,235
	Credit Suisse Group AG (Registered)	1,790,350	6,168
	Baloise Holding AG (Registered)	24,152	3,972
	Swiss Prime Site AG (Registered)	40,159	3,578
	Adecco Group AG (Registered)	86,258	3,204
	PSP Swiss Property AG (Registered)	24,379	3,039
	Helvetia Holding AG (Registered)	18,216	2,279
	Banque Cantonale Vaudoise (Registered)	14,935	1,420
*	Accelleron Industries AG	38,878	918
			407,287
Taiwan (4.4%)
	Hon Hai Precision Industry Co. Ltd.	6,336,000	21,129
	MediaTek Inc.	797,000	19,256
	Delta Electronics Inc.	1,156,802	11,218
	United Microelectronics Corp.	6,263,000	10,249
	Fubon Financial Holding Co. Ltd.	3,916,770	7,889
	Chunghwa Telecom Co. Ltd.	2,043,000	7,635
	Nan Ya Plastics Corp.	2,999,000	7,547
	CTBC Financial Holding Co. Ltd.	9,749,120	7,454
	China Steel Corp.	6,612,000	6,997
	Cathay Financial Holding Co. Ltd.	4,739,973	6,748
	Mega Financial Holding Co. Ltd.	5,925,525	6,327
	Formosa Plastics Corp.	1,975,879	5,890
	Uni-President Enterprises Corp.	2,545,000	5,718
	Chailease Holding Co. Ltd.	733,893	5,531
	First Financial Holding Co. Ltd.	5,632,739	4,913
	Yuanta Financial Holding Co. Ltd.	6,424,690	4,831
	Taiwan Cooperative Financial Holding Co. Ltd.	5,354,200	4,731
	ASE Technology Holding Co. Ltd.	1,317,171	4,444
	Formosa Chemicals & Fibre Corp.	1,823,000	4,394
	Hua Nan Financial Holdings Co. Ltd.	5,462,046	4,156
	Taiwan Cement Corp. (XTAI)	3,316,639	4,017
	Largan Precision Co. Ltd.	55,000	3,925
	Yageo Corp.	209,613	3,805
	China Development Financial Holding Corp.	8,532,000	3,769
	Novatek Microelectronics Corp.	304,000	3,620
	Quanta Computer Inc.	1,393,000	3,479
	Asustek Computer Inc.	379,268	3,455
	Taishin Financial Holding Co. Ltd.	6,054,788	3,291
	Sinopac Holdings Co.	5,685,777	3,285
	Taiwan Mobile Co. Ltd.	930,000	2,934
	Shanghai Commercial & Savings Bank Ltd.	1,878,677	2,920
	Evergreen Marine Corp. Taiwan Ltd.	546,800	2,793
	E Ink Holdings Inc.	481,000	2,791
	Realtek Semiconductor Corp.	256,000	2,749
	President Chain Store Corp.	296,000	2,666
	Lite-On Technology Corp.	1,148,194	2,551
	Accton Technology Corp.	288,000	2,354
	Far Eastern New Century Corp.	2,140,000	2,339
	Pegatron Corp.	1,070,000	2,307

		Shares	Market Value ($000)
	Catcher Technology Co. Ltd.	373,672	2,222
	Shin Kong Financial Holdings Co. Ltd.	7,152,000	2,148
	AU Optronics Corp.	3,718,000	2,091
	Formosa Petrochemical Corp.	717,000	2,010
	Globalwafers Co. Ltd.	112,000	1,965
	Asia Cement Corp.	1,337,000	1,884
	Far EasTone Telecommunications Co. Ltd.	845,000	1,880
	Innolux Corp.	4,526,788	1,852
	Eclat Textile Co. Ltd.	107,200	1,788
	ASE Technology Holding Co. Ltd. ADR	242,906	1,749
	Compal Electronics Inc.	2,244,000	1,694
	Pou Chen Corp.	1,427,000	1,637
	Vanguard International Semiconductor Corp.	475,500	1,598
	Wistron Corp.	1,485,656	1,563
	Micro-Star International Co. Ltd.	355,000	1,559
	Feng TAY Enterprise Co. Ltd.	233,280	1,540
	Sino-American Silicon Products Inc.	278,000	1,518
	Synnex Technology International Corp.	707,000	1,429
	Inventec Corp.	1,584,994	1,336
	Acer Inc.	1,513,000	1,263
	Zhen Ding Technology Holding Ltd.	329,000	1,215
	Wiwynn Corp.	48,000	1,206
	Winbond Electronics Corp.	1,655,000	1,199
	Giant Manufacturing Co. Ltd.	167,967	1,153
	Cheng Shin Rubber Industry Co. Ltd.	979,994	1,131
	Foxconn Technology Co. Ltd.	620,190	1,125
	Taiwan High Speed Rail Corp.	1,144,000	1,115
	Powertech Technology Inc.	387,000	1,082
	Teco Electric and Machinery Co. Ltd.	1,079,000	1,035
	Chicony Electronics Co. Ltd.	316,370	917
	Nanya Technology Corp.	445,000	864
	Taiwan Fertilizer Co. Ltd.	429,000	800
	Nien Made Enterprise Co. Ltd.	69,000	719
	Taiwan Glass Industry Corp.	830,000	649
	Taiwan Secom Co. Ltd.	141,000	473
	Formosa Taffeta Co. Ltd.	502,000	454
	Transcend Information Inc.	174,000	395
[2]	Taiwan Cement Corp.	11,696	71
			266,436
Thailand (0.7%)
	PTT PCL	7,751,900	7,833
	PTT Exploration & Production PCL	747,730	3,903
	Advanced Info Service PCL	604,904	3,582
	Siam Cement PCL (Registered)	304,350	3,105
	SCB X PCL Foreign	979,100	3,101
	Kasikornbank PCL NVDR	654,800	2,888
	Charoen Pokphand Foods PCL	2,551,000	1,826
	Krung Thai Bank PCL	3,330,800	1,772
	PTT Global Chemical PCL	1,096,899	1,644
	Banpu PCL (Registered)	4,032,950	1,423
	Intouch Holdings PCL Class F	611,641	1,352
	Bangkok Bank PCL (Registered)	275,900	1,330
	Land & Houses PCL (Registered)	4,148,200	1,247
	BTS Group Holdings PCL	4,368,800	1,121
	TMBThanachart Bank PCL	24,458,000	1,094
	Thai Oil PCL	601,940	1,059
	Ratch Group PCL	659,350	846
	Thai Union Group PCL Class F	1,695,700	823

		Shares	Market Value ($000)
	Siam Cement PCL NDVR	79,400	810
	Electricity Generating PCL	138,600	732
	Kasikornbank PCL	147,500	651
	Osotspa PCL	676,900	576
	IRPC PCL	5,351,600	498
	Bangkok Bank PCL NVDR	95,700	461
	Srisawad Corp. PCL	282,400	459
	Intouch Holdings PCL NVDR	153,800	340
	Total Access Communication PCL NDVR	161,900	244
	Total Access Communication PCL	160,500	242
	Siam City Cement PCL	36,932	179
	Sri Trang Gloves Thailand PCL	465,800	147
	Land & Houses PCL NVDR	252,900	76
			45,364
Turkey (0.3%)
	Turkiye Sise ve Cam Fabrikalari A/S	801,560	1,692
	BIM Birlesik Magazalar A/S	236,988	1,571
	Enka Insaat ve Sanayi A/S	952,385	1,507
	Akbank TAS	1,621,865	1,469
	Eregli Demir ve Celik Fabrikalari TAS	714,027	1,449
	Turkcell Iletisim Hizmetleri A/S	620,376	1,203
	Haci Omer Sabanci Holding A/S	516,399	1,074
	Turkiye Is Bankasi A/S Class C	1,607,914	933
	Ford Otomotiv Sanayi A/S	33,247	904
	Yapi ve Kredi Bankasi A/S	1,434,764	696
	Tofas Turk Otomobil Fabrikasi A/S	64,524	543
	Turkiye Garanti Bankasi A/S	339,851	436
	Arcelik A/S	74,853	428
	Coca-Cola Icecek A/S	39,663	387
	Turk Telekomunikasyon A/S	286,991	314
	Anadolu Efes Biracilik Ve Malt Sanayii A/S	98,941	275
[2]	Enerjisa Enerji A/S	125,314	221
	Iskenderun Demir ve Celik A/S	91,676	157
			15,259
United Arab Emirates (0.4%)
	First Abu Dhabi Bank PJSC	2,363,610	8,767
[3]	Abu Dhabi Commercial Bank PJSC	1,474,746	3,382
	Dubai Islamic Bank PJSC	1,529,485	2,319
	Aldar Properties PJSC	1,894,405	2,256
	Abu Dhabi Islamic Bank PJSC	767,558	1,973
	Abu Dhabi National Oil Co. for Distribution PJSC	1,557,309	1,868
	Dubai Investments PJSC	1,030,557	611
	Dana Gas PJSC	2,010,922	454
	Aramex PJSC	445,798	440
			22,070
United Kingdom (13.3%)
	Shell plc (XLON)	3,812,190	111,917
	HSBC Holdings plc	10,807,378	79,633
	BP plc	9,618,266	58,097
	Unilever plc (XLON)	1,081,645	55,055
	Glencore plc	6,904,536	46,239
	British American Tobacco plc	1,203,907	46,150
	Rio Tinto plc	584,306	45,752
	GSK plc	2,146,275	37,699
	Anglo American plc	648,983	27,991
	National Grid plc	1,955,760	24,863
	Lloyds Banking Group plc	36,003,770	23,431

		Shares	Market Value ($000)
	Barclays plc	8,507,329	19,557
	BAE Systems plc	1,657,412	17,545
	Vodafone Group plc	13,309,796	15,357
	Unilever plc	279,987	14,214
	Imperial Brands plc	509,420	12,779
	SSE plc	581,998	12,423
	Tesco plc	3,935,540	11,962
*	Haleon plc	2,670,904	10,703
	NatWest Group plc	2,696,602	10,288
	3i Group plc	512,405	9,997
	Legal & General Group plc	3,171,114	9,979
	Aviva plc	1,498,754	8,453
	WPP plc	563,180	6,580
	Smurfit Kappa Group plc	139,149	5,848
	BT Group plc	3,734,322	5,754
	Mondi plc (XLON)	262,959	4,959
	United Utilities Group plc	361,009	4,724
	Severn Trent plc	132,556	4,613
	Pearson plc	389,774	4,445
	St. James's Place plc	287,026	4,352
	Admiral Group plc	153,740	4,180
	Kingfisher plc	1,039,486	3,586
	Phoenix Group Holdings plc	398,958	3,162
	Barratt Developments plc	533,768	3,034
	DS Smith plc	692,202	3,030
	J Sainsbury plc	915,891	2,970
	Persimmon plc	168,427	2,942
	M&G plc	1,176,870	2,939
	Abrdn plc	1,087,022	2,863
	Taylor Wimpey plc	1,891,321	2,744
	B&M European Value Retail SA	491,454	2,718
	Johnson Matthey plc	97,010	2,710
	Coca-Cola HBC AG	105,978	2,575
	Intermediate Capital Group plc	147,934	2,546
	Schroders plc	423,914	2,507
	Hargreaves Lansdown plc	205,930	2,267
	Bellway plc	67,980	1,778
	Pennon Group plc	137,517	1,561
	Direct Line Insurance Group plc	692,414	1,518
	Royal Mail plc	390,150	1,104
	Fresnillo plc	95,435	969
*,3	Evraz plc	193,110	—
			805,062
Total Common Stocks (Cost $5,787,936)			6,015,909

		Shares	Market Value ($000)
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[4,5]	Vanguard Market Liquidity Fund, 4.437% (Cost $69,835)	698,479	69,841
Total Investments (100.6%) (Cost $5,857,771)			6,085,750
Other Assets and Liabilities—Net (-0.6%)			(38,961)
Net Assets (100%)			6,046,789
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $49,563,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the aggregate value was $70,399,000, representing 1.2% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $51,887,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2023	40	8,180	(1)
MSCI EAFE Index	March 2023	198	20,978	915
MSCI Emerging Markets Index	March 2023	64	3,343	61
				975

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Standard Chartered Bank	3/15/23	AUD	2,394	USD	1,611	83	—
Standard Chartered Bank	3/15/23	JPY	452,061	USD	3,439	55	—
Bank of America, N.A.	3/15/23	JPY	250,000	USD	1,850	83	—
Bank of America, N.A.	3/15/23	USD	1,639	AUD	2,403	—	(60)
Bank of America, N.A.	3/15/23	USD	2,026	BRL	10,862	—	(96)
Goldman Sachs International	3/15/23	USD	1,020	BRL	5,472	—	(49)
State Street Bank & Trust Co.	3/15/23	USD	3,383	CHF	3,138	—	(61)
Bank of Montreal	3/15/23	USD	3,459	EUR	3,258	—	(92)
Bank of America, N.A.	3/15/23	USD	1,491	GBP	1,212	—	(4)
Bank of Montreal	3/15/23	USD	694	HKD	5,401	3	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Bank of Montreal	3/15/23	USD	5,031	JPY	674,922	—	(186)
Royal Bank of Canada	3/15/23	USD	1,345	TWD	40,457	—	(9)
						224	(557)
AUD—Australian dollar.
BRL—Brazilian real.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
TWD—Taiwanese dollar.
USD—U.S. dollar.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	723,939	10,318	—	734,257
Common Stocks—Other	2,653	5,275,175	3,824	5,281,652
Temporary Cash Investments	69,841	—	—	69,841
Total	796,433	5,285,493	3,824	6,085,750
Derivative Financial Instruments
Assets
Futures Contracts[1]	976	—	—	976
Forward Currency Contracts	—	224	—	224
Total	976	224	—	1,200
Liabilities
Futures Contracts[1]	1	—	—	1
Forward Currency Contracts	—	557	—	557
Total	1	557	—	558
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.